Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
13. Stock-Based Compensation
Restricted Stock Units
Restricted stock units (RSUs) activity for the three months ended March 31, 2024 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Balance, December 31, 2023	3,244,369	$5.30
RSUs granted	6,042,500	0.17
RSUs vested	(3,018,362)	1.21
RSUs canceled	(793,031)	3.89

Balance, March 31, 2024	5,475,476	$2.10

Stock Options
Stock option activity for the three months ended March 31, 2024 (in thousands, except share amounts and per unit data) is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance, December 31, 2023	7,997,004	$1.78	7.53	$10
Options granted	88,050,000	0.25	9.91	5,283
Options exercised	—	—	—	—
Options expired	(181,478)	4.16	—	4
Options forfeited	(192,833)	1.22	—	6

Balance, March 31, 2024	95,672,693	$0.37	9.73	$5,467

Vested and Exercisable, March 31, 2024	3,478,648	2.56	6.43	58

Vested and Exercisable and Expected to Vest, March 31, 2024	95,672,693	$0.37	9.73	$5,467

The intrinsic value is calculated as the difference between the exercise price of the underlying stock option award and the estimated fair value of the Company’s common stock. The fair value of awards vested during the periods ended March 31, 2024 and 2023 was $0.6 million and $1.5 million, respectively. The weighted-average grant-date fair value of stock options granted during the periods ended March 31, 2024 and 2023 was $0.18 and $0.20 per share, respectively.
The following table summarizes the weighted-average assumptions used in the valuation of stock options granted:

	Three Months Ended March 31,
	2024	2023
Expected volatility (%)	73.5%	81.4%
Risk-free interest rate (%)	4.3%	3.6%
Expected dividend yield	—	—
Expected term (years)	6.8	6.0

The Company recognized stock-based compensation expense related to stock options of $1.3 million and $1.2 million for the three months ended March 31, 2024 and 2023, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Sales and marketing	$8	$17
Operations	102	190
Technology and product development	64	110
General and administrative	1,126	834

Total	$1,300	$1,151

As of March 31, 2024, there was $19.1 million of total unrecognized compensation cost related to unvested stock options granted under the plan that is expected to be recognized over a weighted-average period of 2.01 years.
The Company recognized stock-based compensation expense related to RSUs of $2.0 million and $2.4 million for the three months ended March 31, 2024 and 2023, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Sales and marketing	$84	$115
Operations	305	629
Technology and product development	797	898
General and administrative	813	772

Total	$1,999	$2,414

As of March 31, 2024, there was $10.6 million of total unrecognized compensation cost related to unvested RSUs that is expected to be recognized over a weighted-average period of 1.29 years.

15. Stock-Based Compensation
2022 Employee Stock Purchase Plan
The 2022 Employee Stock Purchase Plan was approved on December 6, 2022. A total of 1,841,719 shares of Getaround common stock were initially reserved under the terms of the 2022 Employee Stock Purchase Plan. The 2022 Employee Stock Purchase Plan provides a means by which eligible employees and/or eligible service providers of either Getaround or an affiliate may be given an opportunity to purchase shares of Getaround common stock. The 2022 Employee Stock Purchase Plan permits Getaround to grant a series of purchase rights to eligible employees and/or eligible service providers. On each offering date, each eligible employee or eligible service provider, pursuant to an offering made under the 2022 Employee Stock Purchase Plan, will be granted a purchase right to purchase up to that number of shares of Getaround common stock purchasable either with a percentage or with a maximum dollar amount, as designated by the plan administrator; provided however, that in the case of eligible employees, such percentage or maximum dollar amount will in either case not exceed 15% of such employee's earnings during the period that begins on the offering date (or such later date as the plan administrator determines for a particular offering) and ends on the date stated in the offering, which date will be no later than the end of the offering, unless otherwise provided for in an offering. No award has been granted or issued under this plan.
2022 Equity Incentive Plan
The 2022 Equity Incentive Plan was approved on December 6, 2022. Following the closing of the 2022 Business Combination, the Board of Directors amended the 2022 Equity Incentive Plan to reduce the number of shares of Getaround common stock initially reserved for issuance pursuant to the 2022 Equity Incentive Plan. Following the amendment, a total of 19,620,389 shares of Getaround common stock were reserved for issuance under the terms of the 2022 Equity Incentive Plan, which includes 11,000,000 shares of Getaround common stock reserved for issuance as Earnout Shares to certain Legacy Getaround employees upon the satisfaction of certain stock price performance conditions following the closing date of the 2022 Business Combination and expiring on the seventh anniversary of the closing date. As of December 31, 2023 no award had been granted or issued under this plan.
2010 Stock Plan
In November 2011, the Company amended and restated the 2010 Stock Plan (the 2010 Plan). The 2010 Plan provides for the granting of shares of restricted common stock and options to purchase shares of common stock to employees and consultants of the Company. The maximum number of common shares reserved and available for issuance under the plan is 4,702,784 shares. No new awards will be granted under the 2010 Plan following the adoption of the 2022 Equity Incentive Plan.
Options granted under the 2010 Plan may be either incentive stock options (ISOs) or nonqualified stock options (NSOs). ISOs may be granted only to employees (including officers and directors). NSOs may be granted to employees and consultants. Stock options granted under the 2010 Plan expire within ten years from the date of grant. The exercise price of ISOs and NSOs shall not be less than 100% of the fair value of the common shares on the date of grant, as determined by the Company's board of directors. Stock options generally vest over a period of five years from the date of grant base on continued service.

Restricted Stock Units
Restricted stock units (RSUs) activity is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Balance, December 31, 2022	3,450,792	$8.52
RSUs granted	2,381,877	0.43
RSUs vested	(1,994,119)	4.03
RSUs canceled	(594,181)	8.69

Balance, December 31, 2023	3,244,369	$5.30

Each restricted stock unit represents the right to receive one share of the Company's common stock upon vesting. The fair value of these RSUs was calculated based upon the Company's common stock value on the date of grant, and the stock-based compensation expense is being recognized over the vesting period of four years.
Stock Options
Stock option activity is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance, December 31, 2022	5,134,332	$3.40	6.50	$61
Options granted	4,490,000	0.27	8.50	—
Options exercised	(1,121)	—	—	—
Options expired	(1,044,717)	2.67	—	—
Options forfeited	(581,490)	2.30	—	—

Balance, December 31, 2023	7,997,004	$1.78	7.53	$10

Vested and Exercisable, December 31, 2023	3,110,107	2.87	6.64	18

Vested and Exercisable and Expected to Vest, December 31, 2023	7,997,004	1.78	7.53	10

The intrinsic value is calculated as the difference between the exercise price of the underlying stock option award and the estimated fair value of the Company's common stock. The total intrinsic value for stock options exercised during the years ended December 31, 2023 and 2022 was $1.0 thousand and $3.8 thousand, respectively. The fair value of awards vested during the years ended December 31, 2023 and 2022 was $3.8 million and $4.5 million, respectively. The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2023 and 2022 was $0.18 and $3.90, respectively.

Valuation Assumptions
The Company measures compensation expense for all stock-based payment awards based on the estimated fair value on the date of the grant. The fair value of stock options granted is estimated using the Black-Scholes option-pricing model utilizing the assumptions noted below:
Fair Value of Common Stock - Because the Company's common stock was not publicly traded until December 2022, the Company needed to estimate the fair value of common stock. In the instances when an estimate of the fair value of the common stock is needed, the Company's board of directors considers numerous objective and subjective factors to determine the fair value of the Company's common stock options at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company's common stock; (ii) the prices, rights, preferences and privileges of the Company's preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company's common stock; (iv) actual operating and financial results; (v) current business conditions and projects; (vi) the likelihood of achieving a liquidity event, and (vii) precedent transactions involving the Company's shares.
Expected Volatility - Expected volatility is a measure of the amount by which the stock price is expected to fluctuate. Since the Company does not have sufficient trading history of its common stock, it estimates the expected volatility of its stock options at their grant date by taking the weighted-average historical volatility of a group of comparable publicly traded companies over a period equal to the expected term of the options.
Expected Term - Expected term represents the period over which the Company anticipates stock based awards to be outstanding. The Company determines the expected life by averaging the stock based award's weighted-average vesting period and its contractual term. The Company uses this method to determine the expected term of its stock-based compensation because of its limited history of stock option exercise activity.
Risk-Free Interest Rate - The Company uses the average of the published interest rates of U.S. Treasury zero-coupon issues with terms consistent with the expected term of the awards for its risk free interest rate.
Expected Dividends - Since the Company does not anticipate paying any cash dividends in the foreseeable future, it uses an expected dividend yield of 0%.
The following table summarizes the weighted-average assumptions used in the valuation of stock options granted:

December 31,	2023	2022
Expected volatility (%)	81.4%	77.7%
Risk-free interest rate (%)	3.6%	2.9%
Expected dividend yield	—	—
Expected term (years)	6.0	6.0

The Company recognized stock-based compensation expense related to stock options of $3.4 million, and $4.8 million for the years ended December 31, 2023 and 2022, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Sales and marketing	$53	$689
Operations	623	689
Technology and product development	380	1,191
General and administrative	2,384	2,235

Total	$3,440	$4,804

As of December 31, 2023, there was $5.1 million of total unrecognized compensation cost related to unvested stock options granted under the plan that is expected to be recognized over a weighted-average period of 0.89 years.
The Company recognized stock-based compensation expense related to RSUs of $9.1 million and $4.3 million for the years ended December 31, 2023 and 2022, respectively, which was included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Sales and marketing	$408	$734
Operations	1,851	734
Technology and product development	3,816	1,372
General and administrative	3,063	1,483

Total	$9,138	$4,323

As of December 31, 2023, there was $14.6 million of total unrecognized compensation cost related to unvested RSUs that is expected to be recognized over a weighted-average period of 1.40 years.
Management Alignment Plan
In September 2020, the Company adopted a Management Alignment Plan, which, in the event of change in control, as defined in Treasury Regulation Section 1.409A-3(i)(5)(i), provides certain Company founders and certain critical service providers with an option to receive bonus payments in connection with that event. Management Alignment Plan contemplates a total of 1,200 participating units with value equal to the lesser of (a) 6% of the value of a transaction that gives rise to the change in control event, and (b) $15 million. Each unit shall have equal individual value. The Management Alignment Plan was terminated in connection with the 2022 Business Combination and no payments have been made under this plan. Additionally, no amounts have been accrued for potential payments under the Management Alignment Plan as of December 31, 2023 and 2022.
Early Exercise of Nonvested Options
At the discretion of the board of directors, certain options may be exercisable immediately at the date of grant but are subject to a repurchase right, under which the Company may buy back any unvested shares at their original exercise price in the event of an employee's termination prior to full vesting. The consideration received for an exercise of an unvested option is considered to be a deposit of the exercise price and the related dollar amount is recorded as a liability. The liabilities are reclassified into equity as the awards vest. As of December 31, 2023 and 2022, there were no early-exercised options.
Stockholder Notes
In 2015, the Company entered into note receivable agreements with three of the Company's founders for a total of $0.5 million (2015 Stockholder Notes). The 2015 Stockholder Notes accrue interest at an annual rate of 1.59% and have a maturity date of December 11, 2020. As of December 31, 2021, the 2015 Stockholder Notes are considered payable on demand. The 2015 Stockholder Notes are collateralized by 353,264 shares of the Company's common stock previously held by the founders. In connection with the Stockholder Notes, the Company agreed to enter into a call option with the founders, whereby the Company paid a total of $22 thousand for the right to purchase a total of 99,346 shares of the Company's common stock from the founders for a purchase price of $4.81 per share plus an additional $0.01 per share per month through the exercise period. The call option can be exercised any time between December 11, 2017 and December 11, 2020. As of December 11, 2020 these options expired without being exercised.
In September 2018, the Company entered into a loan, pledge and option agreement with two co founders and Board members of the Company for a total of $7.3 million (2018 Stockholder Notes). One of these co-founders separated from the Company in 2018 but continues to serve as a consultant. The 2018 Stockholder Notes accrue interest at an annual rate of 2.86% and have a maturity date of September 14, 2025. The 2018 Stockholder Notes are collateralized by 1,591,342 shares of Company's common stock previously held by the founders. In connection with the Stockholder Notes, the Company agreed to enter into a call option with the co-founders and Board members, whereby the Company paid a total of $0.7 million for the right to purchase a total of 386,027 shares of the Company's common stock for a purchase price of $18.95 per share plus an additional $0.06 per share per month through the exercise period. The call option can be exercised any time between September 14, 2021 and September 14, 2025.
In November 2019, the Company entered into a loan, pledge and option agreement with a founder and Board member of the Company for a total of $5.6 million (2019 Stockholder Note). The 2019 Stockholder Note accrues interest at an annual rate of 1.59% and has a maturity date of November 18, 2026. The 2019 Stockholder Note is collateralized by 778,919 shares of the Company's common stock previously held by the founder. In connection with the Stockholder Note, the Company agreed to enter into a call option with the founder, whereby the Company paid a total of $0.4 million for the right to purchase a total of 202,265 shares of the Company's common stock from the founder for a purchase price of $27.63 per share plus an additional $0.03 per share per month through the exercise period. The call option can be exercised any time between November 18, 2021 and November 18, 2026.
The 2015 Stockholder Notes and 2018 Stockholder Notes remaining outstanding (collectively the “Stockholders Notes”) have been recorded as a component of stockholders' equity (deficit) as of December 31, 2023 and 2022.
Equity classification of the Stockholder Notes is pursuant to ASC 505 — Equity, considering the absence of substantial evidence of ability and intent of the counterparty to pay the notes within a reasonably short period of time. Additionally, the Company holds a call option, but not an obligation to repurchase a certain number of shares from the holder at a specified price in the future and as such, the call option is not considered a mandatorily redeemable instrument. Furthermore, the call option is not legally detachable from the Stockholder Note agreements and is therefore not considered separable from that contract and not accounted for separately.

In December 2022, Legacy Getaround entered into a note repayment agreement with the Legacy Getaround's Chief Executive Officer (CEO) to repay outstanding note receivable agreements originating in 2015 and 2019 totaling $6.1 million. The note repayment agreement was part of an exchange transaction executed to facilitate the Business Combination (See 2022 Exchange Transaction below and Note 19 — Related Party Transactions).
2022 Exchange Transaction
In connection with the 2022 Business Combination, Legacy Getaround executed note repayment and share repurchase agreements with Legacy Getaround's former CEO on December 8, 2022. Legacy Getaround agreed to repurchase 868,068 shares from Legacy Getaround's former CEO at a per share price of $6.12, and the former Legacy Getaround CEO agreed to transfer 831,788 shares to Legacy Getaround in satisfaction of outstanding notes and obligations owed to Legacy Getaround (the “Exchange Transaction”). The notes and obligations owed to Legacy Getaround by the former Legacy Getaround CEO included $6.1 million related to the 2015 and 2019 recourse Stockholder Notes and $8.1 million related to the 2021 nonrecourse promissory note agreement that previously facilitated the cashless exercise of 3,189,176 options to exercise common stock. The former Legacy Getaround CEO retained 1,888,004 shares that were fully vested and previously collateralized the 2021 nonrecourse promissory note.
Since the note repayment and share repurchase agreements were negotiated and executed contemporaneously with the 2022 Business Combination, Legacy Getaround treated the Exchange Transaction as an exchange of share-based payment awards in a business combination comprising a single unit of account. Legacy Getaround recognized $12.8 million compensation expense at the time of the transaction. The entire amount of the expense was recognized immediately as the consideration received does not require continuous service in order to vest.